Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer pay and the Compensation Committee did not consider the disclosure below in making its pay decisions for any of the years shown. For further information regarding our compensation, refer to “Executive Compensation.”
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (or “CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals for the fiscal years listed below.

Year	Summary Compensation Table Total for our PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return (“TSR”)(4) ($)	Net Income (Loss) (in thousands)(5) ($)
2024	5,648,201	31,241,665	5,047,863	8,683,305	218.55	(152,148)
2023	3,429,733	1,986,784	1,391,247	1,437,499	79.48	(95,990)

(1)	The following individuals are our PEO and other Non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Marshall Fordyce, M.D.	Robert Brenner Jason Carter
2023	Marshall Fordyce, M.D.	Sean Grant Cecilia Lin, M.D.

(2)
Represents the amount of total compensation reported for Marshall Fordyce, M.D. (our Chief Executive Officer) and the average total compensation for our Non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(3)
Represents the amount of CAP to Marshall Fordyce, M.D. and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation amounts reported in the Summary Compensation Table for each fiscal year to determine the CAP:

Year	NEOs	Summary Compensation Table Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY* ($)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End* ($)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY* ($)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY* ($)	CAP ($)
2024	PEO	5,648,201	(4,622,751)	10,534,255	6,681,577	2,107,029	10,893,354	31,241,665
	Average Non-PEO NEOs	5,047,863	(4,598,262)	8,233,704	—	—	—	8,683,305
2023	PEO	3,429,733	(2,519,595)	4,152,563	(1,592,727)	897,375	(2,380,565)	1,986,784
	Average Non-PEO NEOs	1,391,247	(839,865)	1,384,194	(381,121)	299,120	(416,075)	1,437,499

*
In calculating the CAP amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)
For the relevant fiscal year, the TSR reflected in this column represents the cumulative TSR of our common stock at the end of each fiscal year. In each case, we assume an initial investment of $100 on December 31, 2022.

(5)	The dollar amounts reported represent the amount of Net Income (Loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The following individuals are our PEO and other Non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Marshall Fordyce, M.D.	Robert Brenner Jason Carter
2023	Marshall Fordyce, M.D.	Sean Grant Cecilia Lin, M.D.

PEO Total Compensation Amount	$ 5,648,201	$ 3,429,733
PEO Actually Paid Compensation Amount	$ 31,241,665	1,986,784
Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of CAP to Marshall Fordyce, M.D. and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation amounts reported in the Summary Compensation Table for each fiscal year to determine the CAP:

Year	NEOs	Summary Compensation Table Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY* ($)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End* ($)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY* ($)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY* ($)	CAP ($)
2024	PEO	5,648,201	(4,622,751)	10,534,255	6,681,577	2,107,029	10,893,354	31,241,665
	Average Non-PEO NEOs	5,047,863	(4,598,262)	8,233,704	—	—	—	8,683,305
2023	PEO	3,429,733	(2,519,595)	4,152,563	(1,592,727)	897,375	(2,380,565)	1,986,784
	Average Non-PEO NEOs	1,391,247	(839,865)	1,384,194	(381,121)	299,120	(416,075)	1,437,499

*
In calculating the CAP amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 5,047,863	1,391,247
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,683,305	1,437,499
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of CAP to Marshall Fordyce, M.D. and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation amounts reported in the Summary Compensation Table for each fiscal year to determine the CAP:

Year	NEOs	Summary Compensation Table Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY* ($)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End* ($)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY* ($)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY* ($)	CAP ($)
2024	PEO	5,648,201	(4,622,751)	10,534,255	6,681,577	2,107,029	10,893,354	31,241,665
	Average Non-PEO NEOs	5,047,863	(4,598,262)	8,233,704	—	—	—	8,683,305
2023	PEO	3,429,733	(2,519,595)	4,152,563	(1,592,727)	897,375	(2,380,565)	1,986,784
	Average Non-PEO NEOs	1,391,247	(839,865)	1,384,194	(381,121)	299,120	(416,075)	1,437,499

*
In calculating the CAP amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR
The graph below shows the relationship between the CAP to our PEO and the average CAP to our Non-PEO NEOs, on the one hand, to the Company’s cumulative TSR over the two years presented in the table, on the other.

Compensation Actually Paid vs. Net Income
CAP and Net Income (Loss)
The graph below shows the relationship between the CAP to our PEO and the average CAP to our Non-PEO NEOs, on the one hand, to the Company’s Net Income (Loss) over the two years presented in the table, on the other.

Total Shareholder Return Amount	$ 218.55	79.48
Net Income (Loss)	$ (152,148,000)	$ (95,990,000)
PEO Name	Marshall Fordyce, M.D.	Marshall Fordyce, M.D.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,622,751)	$ (2,519,595)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,534,255	4,152,563
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,681,577	(1,592,727)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,107,029	897,375
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,893,354	(2,380,565)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,598,262)	(839,865)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,233,704	1,384,194
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(381,121)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	299,120
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (416,075)